SCHEDULE OF SUBSIDIARIES (Details)	6 Months Ended
Mar. 31, 2025
Grade A Global Limited [Member]
Date of incorporation	Jul. 05, 2022
Ownership percentage	100.00%
Principal activity	Holding Company
Witty Time Holdings Limited [Member]
Date of incorporation	Jul. 05, 2022
Ownership percentage	100.00%
Principal activity	Holding Company
Many Many Creations Limited [Member]
Date of incorporation	Jun. 15, 2005
Ownership percentage	100.00%
Principal activity	Digital media advertising and marketing production services
Quantum Matrix Limited [Member]
Date of incorporation	Mar. 20, 2014
Ownership percentage	100.00%
Principal activity	Digital media advertising and marketing production services